Amounts Subject to Enforceable Netting Arrangements (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Derivative [Line Items]
Derivative assets, gross amounts		₨ 109,038.5	$ 1,308.4	₨ 121,749.4
Derivative assets, amounts offset		0.0		0.0
Derivative assets, net amounts reported in the balance sheet		109,038.5		121,749.4
Derivative assets, financial instruments		58,377.4		73,045.2
Derivative assets, financial collateral	[1]	15,690.4		19,402.2
Derivative assets, net amount		34,970.7	419.6	29,302.0
Securities purchased under agreements to resell, gross amounts		34,178.3	410.1	455,275.4
Securities purchased under agreements to resell, amounts offset		0.0		0.0
Securities purchased under agreements to resell, net amounts reported in the balance sheet		34,178.3		455,275.4
Securities purchased under agreements to resell, financial instruments		0.0		0.0
Securities purchased under agreements to resell, financial collateral	[1]	34,178.3		455,275.4
Securities purchased under agreements to resell, net amount		0.0	0.0	0.0
Derivative liabilities, gross amounts		109,409.9	1,312.8	98,783.5
Derivative liabilities, amounts offset		0.0		0.0
Derivative liabilities, net amounts reported in the balance sheet		109,409.9		98,783.5
Derivative liabilities, financial instruments		58,377.4		73,045.2
Derivative liabilities, financial collateral	[1]	24,274.5		5,084.6
Derivative liabilities, net amount		26,758.0	321.1	20,653.7
Securities sold under repurchase agreements, gross amounts		56,541.0	678.4	0.0
Securities sold under repurchase agreements, amounts offset		0.0		0.0
Securities sold under repurchase agreements, net amounts reported in the balance sheet		56,541.0		0.0
Securities sold under repurchase agreements, financial instruments		0.0		0.0
Securities sold under repurchase agreements, financial collateral	[1]	56,541.0		0.0
Securities sold under repurchase agreements, net amount		₨ 0.0	$ 0.0	0.0
Long Term debt , gross amounts				90,200.0
Long Term debt , Amounts offset				0.0
Long Term debt ,Net amounts reported in the balance sheet				90,200.0
Long Term debt , Financial instruments				0.0
Long Term debt , Financial collateral	[1]			90,200.0
Long Term debt , Net amount				₨ 0.0
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Other assets	Other assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Accrued expenses and other liabilities	Accrued expenses and other liabilities

[1]	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.